Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000008547
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis Impact Bond Fund - Class A
Average Annual Return, Percent		2.83%	(1.39%)	1.26%
C000035282
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis Impact Bond Fund - Class I
C000095945
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis International Index - Class A
Average Annual Return, Percent		22.12%	5.85%	7.11%
C000095946
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis International Index - Class I
C000008551
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis Value Index Fund - Class A
Average Annual Return, Percent		7.06%	10.21%	10.66%
C000035284
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis Value Index Fund - Class I
C000047793
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis Growth Index Fund - Class A
Average Annual Return, Percent		11.84%	12.66%	15.66%
C000047795
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis Growth Index Fund - Class I
C000047796
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis Small Cap Index Fund - Class A
Average Annual Return, Percent		0.60%	4.91%	6.43%
C000047798
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis Small Cap Index Fund - Class I
C000080567
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis Genesis Conservative Portfolio
Average Annual Return, Percent		4.34%	1.45%	3.95%
C000080568
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis Genesis Balanced Portfolio
Average Annual Return, Percent		7.50%	4.66%	6.81%
C000080569
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Praxis Genesis Growth Portfolio
Average Annual Return, Percent		9.46%	6.69%	8.52%
Praxis Impact Large Cap Growth ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	45.28%
Praxis Impact Large Cap Value ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	24.14%
Without Sales Load [Member] | C000008547
Average Annual Return [Line Items]
Average Annual Return, Percent		6.82%	(0.63%)	1.64%
Without Sales Load [Member] | C000035282
Average Annual Return [Line Items]
Average Annual Return, Percent		7.23%	(0.23%)	2.06%
Without Sales Load [Member] | C000095945
Average Annual Return [Line Items]
Average Annual Return, Percent		28.89%	7.00%	7.69%
Without Sales Load [Member] | C000095946
Average Annual Return [Line Items]
Average Annual Return, Percent		29.51%	7.56%	8.32%
Without Sales Load [Member] | C000008551
Average Annual Return [Line Items]
Average Annual Return, Percent		12.97%	11.41%	11.26%
Without Sales Load [Member] | C000035284
Average Annual Return [Line Items]
Average Annual Return, Percent		13.34%	11.79%	11.71%
Without Sales Load [Member] | C000047793
Average Annual Return [Line Items]
Average Annual Return, Percent		18.05%	13.88%	16.29%
Without Sales Load [Member] | C000047795
Average Annual Return [Line Items]
Average Annual Return, Percent		18.37%	14.21%	16.68%
Without Sales Load [Member] | C000047796
Average Annual Return [Line Items]
Average Annual Return, Percent		6.15%	6.05%	7.00%
Without Sales Load [Member] | C000047798
Average Annual Return [Line Items]
Average Annual Return, Percent		6.71%	6.70%	7.67%
Without Sales Load [Member] | C000080567
Average Annual Return [Line Items]
Average Annual Return, Percent		10.14%	2.55%	4.52%
Without Sales Load [Member] | C000080568
Average Annual Return [Line Items]
Average Annual Return, Percent		13.46%	5.79%	7.38%
Without Sales Load [Member] | C000080569
Average Annual Return [Line Items]
Average Annual Return, Percent		15.50%	7.84%	9.11%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Morningstar Global ex-US Target Market Exposure NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global ex-US Target Market Exposure NR USD
Average Annual Return, Percent		31.87%	8.05%	8.54%
Morningstar Global ex-US Target Market Exposure NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global ex-US Target Market Exposure NR USD
Average Annual Return, Percent		31.87%	8.05%	8.54%
CRSP US Total Market TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CRSP U.S. Total Market Index
Average Annual Return, Percent		17.15%	13.08%	14.25%
CRSP US Total Market TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CRSP U.S. Total Market Index
Average Annual Return, Percent		17.15%	13.08%	14.25%
CRSP US Total Market TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CRSP U.S. Total Market Index
Average Annual Return, Percent		17.15%	13.08%	14.25%
CRSP US Total Market TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CRSP U.S. Total Market Index
Average Annual Return, Percent		17.15%	13.08%	14.25%
CRSP US Total Market TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CRSP U.S. Total Market Index
Average Annual Return, Percent		17.15%	13.08%	14.25%
CRSP US Total Market TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CRSP U.S. Total Market Index
Average Annual Return, Percent		17.15%	13.08%	14.25%
S&P Target Risk Conservative Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Conservative Index
Average Annual Return, Percent		11.74%	3.60%	5.29%
S&P Target Risk Balanced Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Balanced Index
Average Annual Return, Percent		16.59%	7.05%	8.14%
S&P Target Risk Aggressive Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Aggressive Index
Average Annual Return, Percent		19.75%	9.31%	9.97%
CRSP US Large Cap Value Index TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CRSP U.S. Large Cap Value Index
Average Annual Return, Percent		15.31%	12.60%	11.68%
CRSP US Large Cap Value Index TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CRSP U.S. Large Cap Value Index
Average Annual Return, Percent		15.31%	12.60%	11.68%
CRSP US Large Cap Growth Index TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CRSP U.S. Large Cap Growth Index
Average Annual Return, Percent		19.48%	14.67%	17.49%
CRSP US Large Cap Growth Index TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CRSP U.S. Large Cap Growth Index
Average Annual Return, Percent		19.48%	14.67%	17.49%
CRSP US Small Cap Index TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CRSP U.S. Small Cap Index
Average Annual Return, Percent		8.82%	7.31%	10.40%
CRSP US Small Cap Index TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CRSP U.S. Small Cap Index
Average Annual Return, Percent		8.82%	7.31%	10.40%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
CRSP US Total Market TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CRSP U.S. Total Market Index
Average Annual Return, Percent		17.15%	13.08%	14.25%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
CRSP US Total Market TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CRSP U.S. Total Market Index
Average Annual Return, Percent		17.15%	13.08%	14.25%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
CRSP US Total Market TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CRSP U.S. Total Market Index
Average Annual Return, Percent		17.15%	13.08%	14.25%
CRSP US Total Market Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.53%
CRSP US Large Cap Growth TR Index
Average Annual Return [Line Items]
Average Annual Return, Percent	46.36%
CRSP US Total Market Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.53%
CRSP US Large Cap Value TR Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.57%